World Omni Auto Receivables Trust 2006-B	EXHIBIT 99.1

Monthly Servicer Certificate

October 31, 2006

Dates Covered
Collections Period	09/13/06 - 10/31/06
Interest Accrual Period	09/20/06 - 11/14/06
30/360 Days	55
Actual/360 Days	56
Distribution Date	11/15/06

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivable Balance at 09/20/06	956,838,952.72	47,175
Principal Payments	46,348,677.92	1,153
Defaulted Receivables	22,727.52	1
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount	24,988,116.10	0

Pool Balance at 10/31/06	885,479,431.18	46,021

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	956,838,952.72	47,175

Delinquent Receivables:
Past Due 31-60 days	4,484,403.99	234
Past Due 61-90 days	648,507.90	34
Past Due 91 + days	9,302.20	1

Total	5,142,214.09	269

Total 31+ Delinquent as % Ending Pool Balance	0.58%

Recoveries	5,789.00

Aggregate Net Losses - October 31, 2006	16,938.52

Overcollateralization Target Amount	9,302,320.19
Actual Overcollateralization	1,088,275.98

Weighted Average APR, Yield Adjusted	8.63%
Weighted Average Remaining Term	59.90

Flow of Funds	$ Amount
Collections	54,311,670.89
Advances	66,430.07
Investment Earnings on Cash Accounts	203,084.61
Servicing Fee	(1,275,785.27)

Available Funds	53,305,400.30

Uses of Cash
(1) Class A Interest	7,221,607.79
(2) First Priority Principal Distributable Amount	14,520,568.82
(3) Class B Interest	242,947.71
(4) Second Priority Principal Distributable Amount	30,232,000.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable	1,088,275.98
(7) Distribution to Certificateholders	0.00

Total Uses of Cash	53,305,400.30

Servicing Fee	1,275,785.27
Unpaid Servicing Fee	-

Note Balances & Note Factors	$ Amount
Original Class A	900,000,000.00
Original Class B	30,232,000.00

Total Class A & B
Note Balance @ 09/20/06	930,232,000.00
Principal Paid	45,840,844.79
Note Balance @ 11/15/06	884,391,155.21

Class A-1
Note Balance @ 09/20/06	202,000,000.00
Principal Paid	45,840,844.79
Note Balance @ 11/15/06	156,159,155.21
Note Factor @ 11/15/06	77.3065125%

Class A-2
Note Balance @ 09/20/06	225,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/06	225,000,000.00
Note Factor @ 11/15/06	100.0000000%

Class A-3
Note Balance @ 09/20/06	245,000,000.00
Principal Paid	-
Note Balance @ 11/15/06	245,000,000.00
Note Factor @ 11/15/06	100.0000000%

Class A-4
Note Balance @ 09/20/06	228,000,000.00
Principal Paid	-
Note Balance @ 11/15/06	228,000,000.00
Note Factor @ 11/15/06	100.0000000%

Class B
Note Balance @ 09/20/06	30,232,000.00
Principal Paid	-
Note Balance @ 11/15/06	30,232,000.00
Note Factor @ 11/15/06	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	7,464,555.51
Interest Carryover Shortfall	0.00
Total Principal Paid	45,840,844.79

Total Paid	53,305,400.30

Class A-1
Coupon	5.37388%
Interest Paid	1,688,592.52
Interest Carryover Shortfall	0.00
Principal Paid	45,840,844.79

Total Paid to A-1 Holders	47,529,437.31

Class A-2
Coupon	5.30000%
Interest Paid	1,821,875.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	1,821,875.00

Class A-3
Coupon	5.15000%
Interest Paid	1,927,673.61
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	1,927,673.61

Class A-4
Coupon	5.12000%
Interest Paid	1,783,466.67
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-4 Holders	1,783,466.67

Class B
Coupon	5.26000%
Interest Paid	242,947.71
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to B Holders	242,947.71

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	8.0244020
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	49.2789377

Total Distribution Amount	57.3033397

A-1 Interest Distribution Amount	8.3593689
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	226.9348752

Total A-1 Distribution Amount	235.2942441

A-2 Interest Distribution Amount	8.0972222
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	8.0972222

A-3 Interest Distribution Amount	7.8680556
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	7.8680556

A-4 Interest Distribution Amount	7.8222222
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	7.8222222

B Interest Distribution Amount	8.0361111
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	8.0361111

Noteholders’ First Priority Principal Distributable Amount	316.76
Noteholders’ Second Priority Principal Distributable Amount	659.50
Noteholders’ Principal Distributable Amount	23.74

Account Balances	$ Amount
Advances
Balance as of 09/20/06	0.00
Balance as of 10/31/06	66,430.07
Change	66,430.07

Reserve Fund
Balance as of 09/20/06	2,325,580.05
Investment Earnings	13,908.97
Prior Month's Investment Earnings paid	—
Deposit	0.00
Balance as of 10/31/06	2,339,489.02
Change	13,908.97

Reserve Fund Requirement	2,325,580.05